Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	HARRIS ASSOCIATES INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000872323
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 30, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011

Oakmark Fund (Prospectus Summary): | Oakmark Fund

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated June 30, 2011
to the Prospectus of The Oakmark Funds
dated January 28, 2011, as previously supplemented on May 11, 2011

For Oakmark Fund, the following replaces the table entitled "Shareholder Fees" on page 1 of the prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oakmark Fund (USD $)	Class I	Class II
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	none	none
Exchange fee	none	none

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Oakmark Fund (Prospectus Summary): | Oakmark Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000872323_SupplementTextBlock

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated June 30, 2011
to the Prospectus of The Oakmark Funds
dated January 28, 2011, as previously supplemented on May 11, 2011

For Oakmark Fund, the following replaces the table entitled "Shareholder Fees" on page 1 of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Oakmark Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKMX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFee	none
Oakmark Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARMX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFee	none

Oakmark Select (Prospectus Summary): | Oakmark Select

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated June 30, 2011
to the Prospectus of The Oakmark Funds
dated January 28, 2011, as previously supplemented on May 11, 2011

For Oakmark Select Fund, the following replaces the table entitled "Shareholder Fees" on page 6 of the prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oakmark Select (USD $)	Class I	Class II
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	none	none
Exchange fee	none	none

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Oakmark Select (Prospectus Summary): | Oakmark Select
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000872323_SupplementTextBlock

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated June 30, 2011
to the Prospectus of The Oakmark Funds
dated January 28, 2011, as previously supplemented on May 11, 2011

For Oakmark Select Fund, the following replaces the table entitled "Shareholder Fees" on page 6 of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Oakmark Select | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKLX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFee	none
Oakmark Select | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARLX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFee	none